Shareholder Report, Holdings (Details) - C000049878	Oct. 31, 2024
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
CurrencyExposure_Long_Euro
Holdings [Line Items]
Percent of Total Long Exposure	13.40%
CurrencyExposure_Long_Japan
Holdings [Line Items]
Percent of Total Long Exposure	12.50%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
CurrencyExposure_Long_Dominican Republic
Holdings [Line Items]
Percent of Total Long Exposure	8.00%
CurrencyExposure_Long_Serbia
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
CurrencyExposure_Short_South Africa
Holdings [Line Items]
Percent of Total Short Exposure	(6.60%)
CurrencyExposure_Short_Philippines
Holdings [Line Items]
Percent of Total Short Exposure	(7.80%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Total Short Exposure	(16.10%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.30%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.50%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.00%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	65.40%